RELATED PARTY BALANCES AND TRANSACTIONS (Details 2) - CAD ($)	Jul. 31, 2024	Jul. 31, 2023
RELATED PARTY BALANCES AND TRANSACTIONS
Due to related parties	$ 6,963	$ 17,029
Entity controlled by CFO [Member]
RELATED PARTY BALANCES AND TRANSACTIONS
Due to related parties	1,050	1,050
United Mineral Services [Member]
RELATED PARTY BALANCES AND TRANSACTIONS
Due to related parties	0	12,733
HDSI [Member]
RELATED PARTY BALANCES AND TRANSACTIONS
Due to related parties	$ 5,913	$ 3,246